Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Major Related Parties and Their Relationships with Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Zhou You	An equity investee of the Company
Jin Dian	A controlled company by a member of board

Schedule of Significant Related Party Transactions

	For the year ended December 31, (in thousands)
Transactions with Sohu	2010	2011	2012
Services provided by Sohu
Sales and marketing services provided by Sohu	$7,459	$6,002	$14,026
Corporate expenses	1,486	1,483	27
Other service provided by Sohu	22	37	50
Acquisition of the 17173 Business
Acquisition of the 17173 Business from Sohu	—	163,784	—

	For the year ended December 31, (in thousands)
Transactions with Jin Dian	2010	2011	2012
Advertising slots provided by Shi Dai Jin Dian Cinema Investing Co., Ltd, or Jin Dian	$—	$763	$1,552

	For the year ended December 31, (in thousands)
Transactions with Zhou You	2010	2011	2012
Royalty fees to Zhou You for a licensed game	$906	$—	$—

Schedule of Due to Related Parties

	As of December 31, (in thousands)
	2010	2011	2012
Due to Sohu (2010, 2011 and 2012, mainly arising from expenses charged from Sohu for sales and marketing services)	$5,155	$4,962	$—
Notes payable to Sohu	—	16,007	—
Due to Jin Dian	—	2,354	4,191
Due to Zhou You (royalty fees payable to Zhou You)	453	476	322

Schedule of Due from Related Parties

	As of December 31, (in thousands)
	2010	2011	2012
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	$312	$—	$495
Shareholder loan to Shanghai Jingmao	4,983	—	—
Short-term and long-term prepayment to Sohu under Services and Advertising agreements	—	—	20,239